Variable Interest Entities (Details) (Consolidated variable interest entities where Terra LLC is primary beneficiary, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014 entity	Dec. 31, 2013 entity	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of Variable Interest Entities of Which Company is the Primary Beneficiary of	2	2
Current assets	$ 64,963	$ 2,139
Noncurrent assets	804,855	27,076
Total assets	869,818	29,215
Current liabilities	34,739	6,129
Noncurrent liabilities	436,045	10,310
Total liabilities	470,784	16,439
Predecessor
Variable Interest Entity [Line Items]
Number of Variable Interest Entities of Which Company is the Primary Beneficiary of		1
Current assets		2,139	0
Noncurrent assets		27,076	0
Total assets		29,215	0
Current liabilities		6,129	0
Noncurrent liabilities		10,310	0
Total liabilities		$ 16,439	$ 0